15. Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Balances as Beginning	R$ 1,747,285	R$ 1,739,716
Additions	82,079	55,449
Disposals		(9,662)
Amortization	(51,898)	(38,218)
Balance as Ending	1,777,466	1,747,285
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balances as Beginning	542,302	542,302
Additions	0	0
Disposals		0
Amortization	0	0
Balance as Ending	542,302	542,302
Slots [Member]
Disclosure of detailed information about intangible assets [line items]
Balances as Beginning	1,038,900	1,038,900
Additions	0	0
Disposals		0
Amortization	0	0
Balance as Ending	1,038,900	1,038,900
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balances as Beginning	166,083	158,514
Additions	82,079	55,449
Disposals		(9,662)
Amortization	(51,898)	(38,218)
Balance as Ending	R$ 196,264	R$ 166,083